NON-WHOLLY OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Schedule of Accounts for Non-Wholly Owned Subsidiaries
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statements of Financial Position:

	As of December 31, 2025
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest	Equity in Net Assets Attributable to the partnership
Brazilian regulated gas transmission operation	$652	$3,157	$707	$3,950	$(489)	$(359)
U.K. regulated distribution operation	322	7,046	610	4,503	443	1,812
Global intermodal logistics operation	394	10,876	1,072	5,899	3,350	949
Total	$1,368	$21,079	$2,389	$14,352	$3,304	$2,402

	As of December 31, 2024
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Affiliates	Equity in Net Assets Attributable to the partnership
Brazilian regulated gas transmission operation(1)	$871	$2,936	$745	$3,779	$(402)	$(315)
U.K. regulated distribution operation	265	5,882	561	3,725	365	1,496
Global intermodal logistics operation	2,346	10,005	1,565	6,213	3,512	1,061
Total	$3,482	$18,823	$2,871	$13,717	$3,475	$2,242
(1)During the year ended December 31, 2024, our Brazilian regulated distribution operation completed a dividend recapitalization of $1.7 billion.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statements of Operating Results:

	Year ended December 31, 2025
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income	Other Comprehensive Income (loss)
Brazilian regulated gas transmission operation	$1,430	$289	$(48)	$120	$(28)
U.K. regulated distribution operation	864	29	59	116	236
Global intermodal logistics operation	1,374	623	(36)	207	(13)
Total	$3,668	$941	$(25)	$443	$195

	Year ended December 31, 2024
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income	Other Comprehensive Income (loss)
Brazilian regulated gas transmission operation	$1,357	$318	$102	$135	$59
U.K. regulated distribution operation	741	20	11	78	45
Global intermodal logistics operation	1,568	342	9	108	4
Total	$3,666	$680	$122	$321	$108

	Year ended December 31, 2023
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Loss	Net Income	Other Comprehensive Loss
Brazilian regulated gas transmission operation	$1,483	$455	$44	$202	$19
U.K. regulated distribution operation	635	19	38	78	154
Global intermodal logistics operation	385	56	(33)	22	(13)
Total	$2,503	$530	$49	$302	$160
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statements of Cash Flows:

	Cash Flow Activities
	Year ended December 31, 2025			Year ended December 31, 2024
US$ MILLIONS	Operating	Investing	Financing	Operating	Investing	Financing
Brazilian regulated gas transmission operation	$510	$(26)	$(764)	$585	$(178)	$(158)
U.K. regulated distribution operation	341	(632)	294	282	(439)	113
Global intermodal logistics operation	1,004	33	(1,055)	1,133	(600)	(532)
Total	$1,855	$(625)	$(1,525)	$2,000	$(1,217)	$(577)

	Cash Flow Activities
	Year ended December 31, 2023
US$ MILLIONS	Operating	Investing	Financing
Brazilian regulated gas transmission operation	$739	$(36)	$(742)
U.K. regulated distribution operation	226	(487)	309
Global intermodal logistics operation	327	(3,048)	2,828
Total	$1,292	$(3,571)	$2,395